REGISTRATION NO. 333-53589/811-08789

FORM N-1A

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 21	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 23	☒

VALIC COMPANY II

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

NORI L. GABERT, ESQ.

2919 ALLEN PARKWAY, HOUSTON, TEXAS 77019

(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

(713.831.5165)

(REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE)

THE CORPORATION TRUST COMPANY

300 EAST LOMBARD ST.

BALTIMORE, MARYLAND 21202

(NAME AND ADDRESS OF AGENT FOR SERVICE)

Copy to:

DAVID M. LEAHY, ESQ.

SULLIVAN & WORCESTER LLP

1666 K STREET, N.W.

WASHINGTON, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)
☐	on January 1, 2012, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on [date], pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”), as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of the Post-Effective Amendment No. 21 (the “Amendment”) to the Registration Statement under rule 485(b) under the Securities Act and has duly caused the Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Houston, and the State of Texas, on the 23rd day of January, 2014.

VALIC Company II

By	/S/ KURT W. BERNLOHR
Kurt W. Bernlohr
President (Principal Executive Officer)

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

	Signature	Title	Date

	/S/ KURT W. BERNLOHR	President (Principal Executive Officer)	January 23, 2014
Kurt W. Bernlohr

	/S/ GREGORY R. KINGSTON	Treasurer (Principal Financial and Accounting Officer)	January 23, 2014
Gregory R. Kingston

	*	Trustee	January 23, 2014
Thomas J. Brown

	*	Trustee	January 23, 2014
Judith L. Craven

	*	Trustee	January 23, 2014
William F. Devin

	*	Trustee	January 23, 2014
Timothy J. Ebner

	*	Trustee	January 23, 2014
Gustavo E. Gonzales

	*	Trustee	January 23, 2014
Peter A. Harbeck

	*	Trustee	January 23, 2014
John W. Lancaster

	*	Trustee	January 23, 2014
Kenneth J. Lavery

	*	Trustee	January 23, 2014
John E. Maupin, Jr.

* By:	/S/ NORI L. GABERT
Nori L. Gabert
Attorney-in-Fact

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase